SEGMENTED INFORMATION (Schedule of disaggregation of net sales by geographic area) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Net Sales	$ 21,460	$ 8,943	$ 40,779	$ 13,144	$ 37,171	$ 8,980
Net Loss Before Income Taxes	(38,110)	(23,052)	(41,374)	(29,307)	(54,167)	(21,459)
United States [Member]
Segment Reporting Information [Line Items]
Net Sales	10,352	8,679	21,351	12,745	32,504	1,681
Net Loss Before Income Taxes					(27,867)	(750)
Germany [Member]
Segment Reporting Information [Line Items]
Net Sales	10,797	0	18,755	0	87	0
Net Loss Before Income Taxes					(121)	0
Colombia [Member]
Segment Reporting Information [Line Items]
Net Sales					3,578	6,919
Net Loss Before Income Taxes					(6,059)	(3,312)
United Kingdom [Member]
Segment Reporting Information [Line Items]
Net Sales	$ 311	$ 264	$ 673	$ 399	1,002	0
Net Loss Before Income Taxes					(3,120)	0
Canada [Member]
Segment Reporting Information [Line Items]
Net Sales					0	380
Net Loss Before Income Taxes					$ (17,000)	$ (17,397)